Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
REX AI Equity Premium Income ETF
Shareholder Report [Line Items]
Fund Name	REX AI Equity Premium Income ETF
Class Name	REX AI Equity Premium Income ETF
Trading Symbol	AIPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX AI Equity Premium Income ETF for the period of June 3, 2024 (inception) to May 31, 2025. You can find additional information about the Fund at www.rexshares.com/aipi/. You can also request this information by contacting us at (844) 802-4004.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.rexshares.com/aipi/. You can also request this information by contacting us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/aipi/
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX AI Equity Premium Income ETF	$69¹	0.65%²

¹	Costs are for the period of June 3, 2024 to May 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 69	[1]
Expense Ratio, Percent	0.65%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform?

• For the period of June 3, 2024 to May 31, 2025, the REX AI Equity Premium Income ETF (the “Fund”) returned 13.68%.• In comparison, the S&P 500 Index returned 13.38% for the same period.

What affected the Fund’s performance?

• Stocks in the S&P 500® Index generally rose during the period, particularly those of companies in the technology sector, which comprise a significant portion of the index.

• The Fund is actively managed and invests in leading companies involved in artificial intelligence and innovation. The Fund’s stock portfolio is selected from the BITA AI Leaders Select Index, an index tracking U.S.-listed companies at the forefront of AI technology, which returned 35.95% for the period.

•  As of May 31, 2025, the Fund’s largest positions included NVIDIA Corp. (11.00% of the portfolio), Palantir Technologies (9.88%), and ARM Holdings (8.14%). This concentrated basket underscores that the Fund is essentially a tech-focused Fund, with a heavy tilt toward companies driving AI innovation.

• The Fund’s strategy of selling covered calls caused performance to depend not only on the price returns of the individual equity holdings, but also on the paths that the prices of the individual stocks took over time. In some cases, significant upside volatility during the period led to reduced participation in equity price gains for the Fund versus the S&P 500® Index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception
REX AI Equity Premium Income ETF	13.68%
S&P 500 Index	13.38%

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 295,290,247
Holdings Count | Holdings	104
Advisory Fees Paid, Amount	$ 943,722
Investment Company, Portfolio Turnover	62.79%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Net Assets	$295,290,247
Number of Holdings	104
Total Advisory Fee Paid	$943,722
Portfolio Turnover Rate	62.79%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Nvidia Corp.	11.00%
CrowdStrike Holdings, Inc.	9.96%
Palantir Technologies Inc.	9.88%
Arm Holdings plc	8.14%
Broadcom, Inc.	3.32%
Super Micro Computer, Inc.	3.32%
Micron Technology, Inc.	3.27%
Datadog, Inc. Class A	3.14%
Advanced Micro Devices	3.13%
Adobe, Inc.	3.05%

[1]	Costs are for the period of June 3, 2024 to May 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.